Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per Common Share [Abstract]
Earnings per Common Share

	2014	2013	2012
Net income/(loss) attributable to Tsakos Energy Navigation Limited	$33,527	$(37,462)	$(49,263)
Preferred share dividends, Series B	(4,000)	(2,567)	—
Preferred share dividends, Series C	(4,438)	(1,109)	—
Net income/(loss) attributable to common stock holders	25,089	(41,138)	(49,263)

Denominator
Weighted average common shares outstanding	79,114,401	56,698,955	53,301,039

Basic and diluted gain/(loss) per common share	$0.32	$(0.73)	$(0.92)